UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7882

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Africa - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.2%          Beverages - 0.2%               16,356  SABMiller Plc                                     $     318,000
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Africa                           318,000
-----------------------------------------------------------------------------------------------------------------------------------
North America - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%         Health Care Providers &         8,022  IMS Health, Inc.                                        201,914
                             Services - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.0%                        3  News Corp. Class B                                           50
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in North America                    201,964
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 29.7%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.2%             Airlines - 0.0%                19,583  Qantas Airways Ltd.                                      50,396
                             ------------------------------------------------------------------------------------------------------
                             Beverages - 0.2%               14,713  Coca-Cola Amatil Ltd.                                    88,873
                                                            56,554  Foster's Group Ltd.                                     251,783
                                                                                                                      -------------
                                                                                                                            340,656
                             ------------------------------------------------------------------------------------------------------
                             Biotechnology - 0.1%            3,943  CSL Ltd.                                                115,625
                             ------------------------------------------------------------------------------------------------------
                             Capital Markets - 0.3%         10,493  Macquarie Bank Ltd.                                     603,778
                                                               765  Perpetual Trustees Australia Ltd.                        39,579
                                                                                                                      -------------
                                                                                                                            643,357
                             ------------------------------------------------------------------------------------------------------
                             Chemicals - 0.0%                5,243  Orica Ltd.                                               84,080
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 1.6%        37,481  Australia & New Zealand Banking Group Ltd.              686,937
                                                            35,509  Commonwealth Bank of Australia                        1,041,543
                                                            24,713  National Australia Bank Ltd.                            623,723
                                                                60  National Australia Bank Ltd. (a)                          7,539
                                                            54,689  Westpac Banking Corp.                                   881,205
                                                                                                                      -------------
                                                                                                                          3,240,947
                             ------------------------------------------------------------------------------------------------------
                             Commercial Services &          53,266  Brambles Industries Ltd.                                360,395
                             Supplies - 0.2%                 5,526  Downer EDI Ltd.                                          25,487
                                                                                                                      -------------
                                                                                                                            385,882
                             ------------------------------------------------------------------------------------------------------
                             Construction                   19,447  CSR Ltd.                                                 46,037
                             Materials - 0.2%               24,867  Rinker Group Ltd.                                       314,849
                                                                                                                      -------------
                                                                                                                            360,886
                             ------------------------------------------------------------------------------------------------------
                             Containers &                   17,282  Amcor Ltd.                                               88,555
                             Packaging - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Diversified Financial          15,270  Suncorp-Metway Ltd.                                     229,837
                             Services - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    21,684  Telstra Corp. Ltd.                                       67,395
                             Telecommunication
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                 17,752  Woolworths Ltd.                                         225,439
                             Retailing - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.0%                1  Futuris Corp. Ltd.                                            2
                             ------------------------------------------------------------------------------------------------------
                             Health Care Equipment &         4,403  Ansell Ltd.                                              37,927
                             Supplies - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Health Care Providers &        25,975  Mayne Group Ltd.                                        106,717
                             Services - 0.2%                25,843  Sonic Healthcare Ltd.                                   305,893
                                                                                                                      -------------
                                                                                                                            412,610
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &           7,896  Aristocrat Leisure Ltd. (e)                       $      71,453
                             Leisure - 0.1%                  4,234  TABCORP Holdings Ltd.                                    55,774
                                                                                                                      -------------
                                                                                                                            127,227
                             ------------------------------------------------------------------------------------------------------
                             IT Services - 0.0%              7,571  Computershare Ltd.                                       38,159
                             ------------------------------------------------------------------------------------------------------
                             Industrial                      9,731  Wesfarmers Ltd.                                         298,358
                             Conglomerates - 0.2%
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.4%               35,389  AMP Ltd.                                                201,065
                                                            18,315  AXA Asia Pacific Holdings Ltd.                           67,973
                                                            12,744  Insurance Australia Group Ltd.                           53,136
                                                            34,004  QBE Insurance Group Ltd.                                485,066
                                                                                                                      -------------
                                                                                                                            807,240
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.1%                    5,713  APN News & Media Ltd.                                    21,814
                                                            26,764  John Fairfax Holdings Ltd.                               92,994
                                                             6,539  Macquarie Communications Infrastructure Group            29,612
                                                             2,493  Publishing & Broadcasting Ltd.                           31,374
                                                                                                                      -------------
                                                                                                                            175,794
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.9%         82,222  BHP Billiton Ltd. (e)                                 1,397,052
                                                            14,066  BlueScope Steel Ltd. (e)                                102,689
                                                             4,594  Iluka Resources Ltd.                                     30,767
                                                             2,996  Newcrest Mining Ltd.                                     48,000
                                                                 1  OneSteel Ltd.                                                 3
                                                             3,648  Rio Tinto Ltd.                                          164,752
                                                                                                                      -------------
                                                                                                                          1,743,263
                             ------------------------------------------------------------------------------------------------------
                             Multi-Utilities - 0.0%          2,225  Australian Gas Light Co., Ltd.                           25,181
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable           2,939  Origin Energy Ltd.                                       16,406
                             Fuels - 0.1%                    2,637  Santos Ltd.                                              25,192
                                                             9,180  Woodside Petroleum Ltd.                                 252,371
                                                                                                                      -------------
                                                                                                                            293,969
                             ------------------------------------------------------------------------------------------------------
                             Paper & Forest                  8,747  PaperlinX Ltd. (e)                                       21,108
                             Products - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.3%             41,673  CFS Gandel Retail Trust                                  57,442
                                                             1,286  CFS Gandel Retail Trust (b)                               1,733
                                                            10,372  Commonwealth Property Office Fund                        10,020
                                                                 1  DB RREEF Trust                                                1
                                                            35,536  General Property Trust                                  105,835
                                                            20,685  ING Industrial Fund                                      37,279
                                                            40,573  Investa Property Group                                   64,756
                                                               461  Lend Lease Corp., Ltd.                                    4,928
                                                            23,101  Macquire Goodman Group                                   74,798
                                                            32,863  Stockland                                               154,590
                                                             1,062  Stockland (b)                                             4,963
                                                                                                                      -------------
                                                                                                                            516,345
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Transportation                 12,102  Macquarie Airports                                $      30,313
                             Infrastructure - 0.1%          12,813  Patrick Corp. Ltd.                                       67,416
                                                                                                                      -------------
                                                                                                                             97,729
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Australia                     10,427,967
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%             Commercial Banks - 0.0%        27,643  BOC Hong Kong Holdings Ltd.                              55,409
                                                             3,400  Bank of East Asia Ltd.                                    9,949
                                                                24  Hang Seng Bank Ltd.                                         323
                                                                                                                      -------------
                                                                                                                             65,681
                             ------------------------------------------------------------------------------------------------------
                             Distributors - 0.0%             1,000  Li & Fung Ltd.                                            2,314
                             ------------------------------------------------------------------------------------------------------
                             Diversified Financial           4,000  Hong Kong Exchanges and Clearing Ltd.                    13,690
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Electric Utilities - 0.2       26,000  CLP Holdings Ltd.                                       155,006
                                                            25,000  Cheung Kong Infrastructure Holdings Ltd.                 83,465
                                                            16,500  HongKong Electric Holdings                               82,311
                                                                                                                      -------------
                                                                                                                            320,782
                             ------------------------------------------------------------------------------------------------------
                             Electrical                         14  Johnson Electric Holdings Ltd.                               13
                             Equipment - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Electronic Equipment &             56  Kingboard Chemical Holdings Ltd.                            140
                             Instruments - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Gas Utilities - 0.1%          103,792  Hong Kong & China Gas                                   214,066
                             ------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &          22,391  Shangri-La Asia Ltd. (e)                                 36,223
                             Leisure - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Household                      39,564  Techtronic Industries Co.                               101,234
                             Durables - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Industrial                     32,643  Hutchison Whampoa Ltd.                                  337,675
                             Conglomerates - 0.2%            1,500  Swire Pacific Ltd. Class B                                2,649
                                                                                                                      -------------
                                                                                                                            340,324
                             ------------------------------------------------------------------------------------------------------
                             Marine - 0.0%                   4,348  Orient Overseas International Ltd.                       16,254
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.0%                    9,000  Television Broadcasts Ltd.                               55,048
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.7%             55,600  Cheung Kong Holdings Ltd.                               627,832
                                                             1,000  Henderson Land Development Co., Ltd.                      4,995
                                                            12,446  Hysan Development Company Ltd.                           31,124
                                                            12,500  Kerry Properties Ltd. (e)                                31,662
                                                           196,865  New World Development Ltd.                              258,841
                                                            22,355  Sino Land Co.                                            27,231
                                                            17,600  Sun Hung Kai Properties Ltd.                            182,290
                                                            25,000  Swire Pacific Ltd. Class A                              230,254
                                                            13,000  Wharf Holdings Ltd.                                      50,691
                                                                                                                      -------------
                                                                                                                          1,444,920
                             ------------------------------------------------------------------------------------------------------
                             Road & Rail - 0.1%             58,240  MTR Corp.                                               121,994
                             ------------------------------------------------------------------------------------------------------
                             Semiconductors &               42,000  ASM Pacific Technology                                  204,376
                             Semiconductor
                             Equipment - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Specialty Retail - 0.0%            10  Esprit Holdings Ltd.                                         75
                             ------------------------------------------------------------------------------------------------------
                             Transportation                 19,702  Hopewell Holdings                                        51,936
                             Infrastructure - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Wireless                       33,400  Hutchison Telecommunications
                             Telecommunication                      International Ltd. (b)                                   48,435
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                      3,037,505
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 22.0%                Airlines - 0.1%                 8,000  All Nippon Airways Co., Ltd.                      $      24,846
                                                            35,000  Japan Airlines Corp.                                     92,950
                                                                                                                      -------------
                                                                                                                            117,796
                             ------------------------------------------------------------------------------------------------------
                             Auto Components - 0.7%         14,700  Aisin Seiki Co., Ltd.                                   417,628
                                                            15,000  Bridgestone Corp.                                       321,599
                                                             7,100  Denso Corp.                                             206,097
                                                             3,600  NOK Corp. (e)                                           107,358
                                                             3,000  Sanden Corp. (e)                                         13,658
                                                             3,000  Sumitomo Rubber Industries, Ltd. (e)                     35,707
                                                             1,000  Toyoda Gosei Co., Ltd. (e)                               19,058
                                                             7,800  Toyota Industries Corp.                                 259,449
                                                                                                                      -------------
                                                                                                                          1,380,554
                             ------------------------------------------------------------------------------------------------------
                             Automobiles - 2.0%             15,100  Honda Motor Co., Ltd. (e)                               855,320
                                                            41,700  Nissan Motor Co., Ltd.                                  476,824
                                                            56,700  Toyota Motor Corp.                                    2,601,376
                                                             3,400  Yamaha Motor Co., Ltd.                                   70,346
                                                                                                                      -------------
                                                                                                                          4,003,866
                             ------------------------------------------------------------------------------------------------------
                             Beverages - 0.2%               14,000  Asahi Breweries Ltd. (e)                                177,501
                                                             8,000  Kirin Brewery Co., Ltd.                                  88,230
                                                             9,000  Sapporo Holdings Ltd. (e)                                47,247
                                                             4,000  Takara Holdings, Inc.                                    25,234
                                                                                                                      -------------
                                                                                                                            338,212
                             ------------------------------------------------------------------------------------------------------
                             Building Products - 0.3%       13,000  Asahi Glass Co., Ltd.                                   136,607
                                                             5,000  Central Glass Co., Ltd.                                  28,763
                                                             1,600  Daikin Industries Ltd.                                   42,915
                                                             8,000  JS Group Corp. (e)                                      136,439
                                                             9,000  Nippon Sheet Glass Co., Ltd. (e)                         40,577
                                                             4,000  Sanwa Shutter Corp.                                      24,069
                                                            12,000  Toto Ltd.                                                95,289
                                                                                                                      -------------
                                                                                                                            504,659
                             ------------------------------------------------------------------------------------------------------
                             Capital Markets - 0.5%         36,000  Daiwa Securities Group, Inc.                            281,736
                                                               700  Jafco Co., Ltd.                                          45,888
                                                            13,500  Nikko Cordial Corp.                                     156,392
                                                            35,000  Nomura Holdings, Inc. (e)                               543,806
                                                                                                                      -------------
                                                                                                                          1,027,822
                             ------------------------------------------------------------------------------------------------------
                             Chemicals - 0.7%               24,000  Asahi Kasei Corp. (e)                                   131,286
                                                            11,000  Denki Kagaku Kogyo Kabushiki Kaisha (e)                  39,695
                                                             8,000  Ishihara Sangyo Kaisha Ltd.                              16,870
                                                            10,000  Kuraray Co., Ltd.                                        88,759

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            28,000  Mitsubishi Chemical Corp. (e)                     $      94,751
                                                            12,000  Mitsubishi Rayon Co., Ltd.                               53,785
                                                             2,000  Mitsui Chemicals, Inc. (e)                               11,823
                                                             5,000  Nippon Sanso Corp.                                       31,278
                                                             2,300  Nitto Denko Corp. (e)                                   129,672
                                                             5,600  Shin-Etsu Chemical Co., Ltd.                            244,574
                                                            22,000  Showa Denko KK                                           70,461
                                                            16,000  Sumitomo Chemical Co., Ltd.                              99,100
                                                            40,000  Toray Industries, Inc. (e)                              213,164
                                                             8,000  Tosoh Corp. (e)                                          34,092
                                                            16,000  Ube Industries Ltd.                                      43,197
                                                                                                                      -------------
                                                                                                                          1,302,507
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 2.8%         5,000  The Bank of Kyoto Ltd.                                   50,115
                                                            30,000  The Bank of Yokohama Ltd.                               228,957
                                                             6,000  The Chiba Bank Ltd.                                      48,862
                                                             8,000  The Gunma Bank Ltd.                                      51,385
                                                            21,000  Hokuhoku Financial Group, Inc.                           79,301
                                                            13,000  The Joyo Bank Ltd.                                       79,372
                                                                69  Mitsubishi Tokyo Financial Group, Inc. (e)              907,094
                                                             6,000  Mitsui Trust Holdings, Inc. (e)                          83,219
                                                               152  Mizuho Financial Group, Inc.                            968,272
                                                               196  Resona Holdings, Inc. (b)(e)                            506,688
                                                            26,100  Shinsei Bank Ltd. (e)                                   164,651
                                                            15,000  The Shizuoka Bank Ltd.                                  154,711
                                                                88  Sumitomo Mitsui Financial Group, Inc.                   830,775
                                                            55,000  The Sumitomo Trust & Banking Co., Ltd. (e)              453,238
                                                             4,000  Suruga Bank Ltd.                                         44,115
                                                               119  UFJ Holdings, Inc.                                      969,933
                                                                                                                      -------------
                                                                                                                          5,620,688
                             ------------------------------------------------------------------------------------------------------
                             Commercial Services &           8,000  Dai Nippon Printing Co., Ltd.                           129,169
                             Supplies - 0.2%                 1,600  Kokuyo Co., Ltd.                                         22,135
                                                               700  Meitec Corp. (e)                                         22,419
                                                             2,500  Secom Co., Ltd.                                         120,434
                                                            10,000  Toppan Printing Co., Ltd.                               105,611
                                                                                                                      -------------
                                                                                                                            399,768
                             ------------------------------------------------------------------------------------------------------
                             Communications                  2,000  Uniden Corp. (e)                                         29,328
                             Equipment - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Computers &                    71,000  Fujitsu Ltd. (e)                                        468,572
                             Peripherals - 0.6%              1,200  Mitsumi Electric Company, Ltd.                           12,197
                                                            12,000  NEC Corp.                                                65,114

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             3,500  Seiko Epson Corp.                                 $      90,171
                                                           122,000  Toshiba Corp. (e)                                       538,204
                                                                                                                      -------------
                                                                                                                          1,174,258
                             ------------------------------------------------------------------------------------------------------
                             Construction &                  2,627  COMSYS Holdings Corp.                                    30,456
                             Engineering - 0.2%              2,000  Kinden Corp.                                             17,293
                                                            14,000  Obayashi Corp. (e)                                       96,841
                                                             5,000  Okumura Corp. (e)                                        30,660
                                                            30,000  Shimizu Corp. (e)                                       196,665
                                                            23,000  Taisei Corp. (e)                                         94,768
                                                             3,000  Toda Corp.                                               15,167
                                                                                                                      -------------
                                                                                                                            481,850
                             ------------------------------------------------------------------------------------------------------
                             Construction                   11,000  Sumitomo Osaka Cement Co., Ltd.                          35,133
                             Materials - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Consumer Finance - 0.5%         2,100  Acom Co., Ltd.                                          152,673
                                                             1,150  Aiful Corp.                                              96,493
                                                             1,100  Credit Saison Co., Ltd.                                  48,332
                                                             1,400  Hitachi Capital Corp. (e)                                29,460
                                                             2,000  ORIX Corp.                                              361,743
                                                             2,250  Promise Co., Ltd.                                       166,953
                                                             2,710  Takefuji Corp. (e)                                      211,607
                                                                                                                      -------------
                                                                                                                          1,067,261
                             ------------------------------------------------------------------------------------------------------
                             Containers &                    7,000  Toyo Seikan Kaisha Ltd. (e)                             104,129
                             Packaging - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Diversified Consumer            1,700  Benesse Corp.                                            64,046
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                       160  Nippon Telegraph & Telephone Corp.                      787,718
                             Telecommunication
                             Services - 0.4%
                             ------------------------------------------------------------------------------------------------------
                             Electric                        8,200  Chubu Electric Power Co., Inc.                          200,406
                             Utilities - 1.0%                2,000  Chugoku Electric Power Co.                               41,292
                                                             4,700  Hokkaido Electric Power Co., Inc.                       100,146
                                                            14,700  The Kansai Electric Power Co., Inc.                     324,894
                                                            10,400  Kyushu Electric Power Co., Inc. (e)                     231,692
                                                             9,300  Tohoku Electric Power Co., Inc.                         207,186
                                                            34,000  The Tokyo Electric Power Co., Inc. (e)                  860,949
                                                                                                                      -------------
                                                                                                                          1,966,565
                             ------------------------------------------------------------------------------------------------------
                             Electrical                     16,000  Fuji Electric Holdings Co., Ltd.                         63,808
                             Equipment - 0.3%                8,000  Fujikura Ltd.                                            49,127
                                                             1,000  Furukawa Electric Co., Ltd.                               5,073
                                                             4,000  Hitachi Cable, Ltd.                                      16,270
                                                               601  Matsushita Electric Works Ltd. (e)                        5,981
                                                            62,000  Mitsubishi Electric Corp.                               397,688
                                                             8,000  Sumitomo Electric Industries Ltd. (e)                   107,994
                                                             1,000  Ushio, Inc. (e)                                          20,337
                                                                                                                      -------------
                                                                                                                            666,278
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Electronic Equipment &          4,000  Alps Electric Co., Ltd. (e)                       $      65,043
                             Instruments - 0.8%                200  Citizen Watch Co., Ltd.                                   1,632
                                                            12,000  Dainippon Screen Manufacturing Co., Ltd.                 78,454
                                                            49,000  Hitachi Ltd. (e)                                        310,843
                                                               800  Hoya Corp.                                               26,610
                                                             2,400  Hoya Corp. (b)                                           81,736
                                                               400  Ibiden Co., Ltd.                                         16,693
                                                               600  Keyence Corp.                                           151,085
                                                             2,100  Kyocera Corp. (e)                                       146,374
                                                               800  Mabuchi Motor Co., Ltd. (e)                              39,527
                                                             2,900  Murata Manufacturing Co., Ltd. (e)                      161,964
                                                                    Nidec Corp. (b)                                          35,310
                                                               600  Nidec Corp. (e)                                          35,733
                                                             3,000  Oki Electric Industry Co., Ltd.                          10,217
                                                             7,000  Omron Corp. (e)                                         170,769
                                                             1,400  TDK Corp.                                                99,929
                                                             2,000  Taiyo Yuden Co., Ltd. (e)                                22,058
                                                             3,800  Yokogawa Electric Corp. (e)                              59,411
                                                                                                                      -------------
                                                                                                                          1,513,388
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                 15,600  Aeon Co., Ltd.                                          313,817
                             Retailing - 0.4%                1,182  Circle K Sunkus Co., Ltd.                                28,314
                                                               200  Lawson, Inc. (e)                                          7,553
                                                            13,676  Seven & I Holdings Co., Ltd.                            453,695
                                                             4,000  UNY Co., Ltd.                                            52,867
                                                                                                                      -------------
                                                                                                                            856,246
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.4%           17,000  Ajinomoto Co., Inc.                                     179,089
                                                               200  Ariake Japan Co., Ltd.                                    4,579
                                                             1,500  House Foods Corp.                                        22,882
                                                             2,400  Katokichi Co., Ltd.                                      15,733
                                                             2,000  Kikkoman Corp.                                           19,234
                                                             6,000  Meiji Dairies Corp.                                      33,033
                                                             6,000  Nichirei Corp.                                           24,669
                                                             3,000  Nippon Meat Packers, Inc.                                32,504
                                                             2,100  Nissin Food Products Co., Ltd. (e)                       54,751
                                                             2,000  QP Corp.                                                 19,164
                                                             2,000  Toyo Suisan Kaisha, Ltd.                                 34,198
                                                               183  Unicharm Petcare Corp. (b)(e)                             5,570
                                                             3,000  Yakult Honsha Co., Ltd.                                  76,098
                                                            32,000  Yamazaki Baking Co., Ltd. (e)                           280,642
                                                                                                                      -------------
                                                                                                                            802,146
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Gas Utilities - 0.2%           61,000  Osaka Gas Co., Ltd. (e)                           $     213,667
                                                            20,000  Tokyo Gas Co., Ltd. (e)                                  81,348
                                                                                                                      -------------
                                                                                                                            295,015
                             ------------------------------------------------------------------------------------------------------
                             Health Care Providers &           500  Alfresa Holdings Corp.                                   23,293
                             Services - 0.1%                 2,400  Mediceo Paltac Holdings Co. Ltd. (e)                     38,327
                                                               500  Nichii Gakkan Co. (e)                                    12,220
                                                             1,300  Suzuken Co., Ltd.                                        37,621
                                                                                                                      -------------
                                                                                                                            111,461
                             ------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &             900  Oriental Land Co., Ltd. (e)                              51,535
                             Leisure - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Household                       2,100  Casio Computer Co., Ltd.                                 30,553
                             Durables - 0.9%                 1,000  Citizen Electronics Co., Ltd                             45,707
                                                             2,500  Daito Trust Construction Co., Ltd. (e)                  109,626
                                                             9,000  Daiwa House Industry Co., Ltd.                          117,920
                                                             3,000  Makita Corp. (e)                                         60,879
                                                            11,000  Matsushita Electric Industrial Co., Ltd.                186,633
                                                             6,700  Pioneer Corp. (e)                                        95,529
                                                            30,000  Sanyo Electric Co., Ltd. (e)                             74,113
                                                            11,000  Sekisui Chemical Co., Ltd. (e)                           78,516
                                                             9,000  Sekisui House Ltd.                                      110,455
                                                            16,000  Sharp Corp. (e)                                         232,080
                                                            21,002  Sony Corp. (e)                                          691,172
                                                                                                                      -------------
                                                                                                                          1,833,183
                             ------------------------------------------------------------------------------------------------------
                             Household                       7,000  Kao Corp. (e)                                           172,622
                             Products - 0.1%                 1,600  Uni-Charm Corp.                                          69,172
                                                                                                                      -------------
                                                                                                                            241,794
                             ------------------------------------------------------------------------------------------------------
                             IT Services - 0.1%              5,178  CSK Holdings Corp.                                      228,428
                                                               700  Itochu Techno-Science Corp.                              24,519
                                                               900  TIS, Inc.                                                18,740
                                                                                                                      -------------
                                                                                                                            271,687
                             ------------------------------------------------------------------------------------------------------
                             Independent Power               3,621  Electric Power Development Co.                          121,083
                             Producers & Energy
                             Traders - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.7%                   43  Millea Holdings, Inc. (e)                               690,489
                                                            23,000  Mitsui Sumitomo Insurance Co., Ltd. (e)                 266,649
                                                            10,000  Sompo Japan Insurance, Inc.                             132,610
                                                             4,350  T&D Holdings, Inc.                                      259,449
                                                                                                                      -------------
                                                                                                                          1,349,197
                             ------------------------------------------------------------------------------------------------------
                             Internet & Catalog                 63  Rakuten, Inc.                                            48,248
                             Retail - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Internet Software &               176  eAccess Ltd.                                            132,769
                             Services - 0.3%                 4,600  Softbank Corp. (e)                                      255,691

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                64  Yahoo! Japan Corp.                                $      75,101
                                                                59  Yahoo! Japan Corp. (b)                                   70,275
                                                                                                                      -------------
                                                                                                                            533,836
                             ------------------------------------------------------------------------------------------------------
                             Leisure Equipment &            18,700  Fuji Photo Film Co., Ltd.                               617,064
                             Products - 0.4%                 1,600  Namco Bandai Holdings, Inc.                              26,681
                                                               800  Sankyo Co., Ltd. (Gunma)                                 42,209
                                                             1,800  Shimano, Inc. (e)                                        48,597
                                                             7,100  Yamaha Corp. (e)                                        123,094
                                                                                                                      -------------
                                                                                                                            857,645
                             ------------------------------------------------------------------------------------------------------
                             Machinery - 0.8%                7,000  Ebara Corp. (e)                                          29,831
                                                             2,400  Fanuc Ltd.                                              194,389
                                                             1,000  GLORY LTD.                                               19,411
                                                             6,000  Hino Motors Ltd. (e)                                     40,762
                                                            21,000  Ishikawajima-Harima Heavy Industries Co., Ltd. (e)       42,430
                                                            30,000  Kawasaki Heavy Industries Ltd. (e)                       75,966
                                                            12,000  Komatsu Ltd.                                            163,684
                                                             3,000  Koyo Seiko Co., Ltd.                                     45,315
                                                            64,000  Kubota Corp. (e)                                        443,833
                                                            80,000  Mitsubishi Heavy Industries Ltd.                        283,748
                                                            12,000  NSK Ltd. (e)                                             66,278
                                                               400  SMC Corp. (e)                                            53,326
                                                             2,000  Sumitomo Heavy Industries Ltd. (e)                       14,205
                                                             2,400  THK Co., Ltd. (e)                                        59,926
                                                             2,000  Takuma Co., Ltd. (e)                                     15,828
                                                                                                                      -------------
                                                                                                                          1,548,932
                             ------------------------------------------------------------------------------------------------------
                             Marine - 0.2%                   9,000  Kawasaki Kisen Kaisha Ltd.                               65,034
                                                            12,000  Mitsui OSK Lines Ltd.                                    96,030
                                                            20,000  Nippon Yusen Kabushiki Kaisha (e)                       134,286
                                                                                                                      -------------
                                                                                                                            295,350
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.1%                       14  Dentsu, Inc. (e)                                         39,774
                                                             2,700  Toho Co., Ltd.                                           42,880
                                                             1,000  Tokyo Broadcasting System, Inc.                          23,249
                                                                                                                      -------------
                                                                                                                            105,903
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.8%         10,600  JFE Holdings, Inc.                                      345,103
                                                            60,000  Kobe Steel Ltd.                                         182,636
                                                            23,000  Mitsubishi Materials Corp. (e)                           81,375
                                                            11,000  Nippon Light Metal Co., Ltd.                             30,281
                                                           134,000  Nippon Steel Corp.                                      503,653
                                                            18,000  Nisshin Steel Co., Ltd.                                  62,255
                                                            57,000  Sumitomo Metal Industries Ltd.                          200,159

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            17,000  Sumitomo Metal Mining Co., Ltd.                   $     157,791
                                                             2,000  TOKYO STEEL MANUFACTURING CO., LTD.                      31,145
                                                                                                                      -------------
                                                                                                                          1,594,398
                             ------------------------------------------------------------------------------------------------------
                             Multiline Retail - 0.1%         5,000  Daimaru, Inc.                                            58,938
                                                             4,000  Marui Co., Ltd.                                          67,655
                                                             6,888  Mitsukoshi Ltd.                                          33,364
                                                             7,000  Takashimaya Co., Ltd.                                    89,307
                                                                                                                      -------------
                                                                                                                            249,264
                             ------------------------------------------------------------------------------------------------------
                             Office                         15,700  Canon, Inc.                                             849,135
                             Electronics - 0.7%              8,000  Konica Minolta Holdings, Inc. (e)                        72,843
                                                            32,000  Ricoh Co., Ltd.                                         500,582
                                                                                                                      -------------
                                                                                                                          1,422,560
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable          14,000  Nippon Mining Holdings, Inc.                            111,170
                             Fuels - 0.2%                   25,000  Nippon Oil Corp. (e)                                    221,678
                                                                                                                      -------------
                                                                                                                            332,848
                             ------------------------------------------------------------------------------------------------------
                             Paper & Forest                     37  Nippon Paper Group, Inc.                                134,172
                             Products - 0.1%                20,000  OJI Paper Co., Ltd. (e)                                 109,405
                                                                                                                      -------------
                                                                                                                            243,577
                             ------------------------------------------------------------------------------------------------------
                             Personal Products - 0.0%        2,000  Shiseido Co., Ltd.                                       28,869
                             ------------------------------------------------------------------------------------------------------
                             Pharmaceuticals - 1.2%          8,600  Astellas Pharma Inc. (e)                                323,999
                                                            12,735  Daiichi Sankyo Co., Ltd.                                261,244
                                                             2,900  Eisai Co., Ltd.                                         124,096
                                                             1,000  Kaken Pharmaceutical Co., Ltd.                            7,447
                                                             9,000  Kyowa Hakko Kogyo Co., Ltd. (e)                          69,958
                                                             6,000  Shionogi & Co., Ltd. (e)                                 81,789
                                                             5,000  Taisho Pharmaceutical Co., Ltd. (e)                      90,215
                                                            22,400  Takeda Pharmaceutical Co., Ltd. (e)                   1,336,016
                                                             4,000  Tanabe Seiyaku Co., Ltd.                                 40,480
                                                                                                                      -------------
                                                                                                                          2,335,244
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.3%              2,656  Leopalace21 Corp.                                        64,209
                                                             8,000  Mitsubishi Estate Co., Ltd. (e)                         109,970
                                                            20,000  Mitsui Fudosan Co., Ltd. (e)                            301,218
                                                             4,000  Sumitomo Realty & Development Co., Ltd.                  59,361
                                                             6,000  Tokyu Land Corp.                                         38,804
                                                                                                                      -------------
                                                                                                                            573,562
                             ------------------------------------------------------------------------------------------------------
                             Road & Rail - 0.7%                 36  Central Japan Railway Co.                               280,783
                                                                65  East Japan Railway Co.                                  371,625
                                                            14,000  Keio Electric Railway Co., Ltd.                          77,325
                                                             4,000  Keisei Electric Railway Co., Ltd.                        21,987

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            29,000  Kintetsu Corp.                                    $      98,253
                                                            21,000  Nippon Express Co., Ltd. (e)                            103,759
                                                             1,000  Odakyu Electric Railway Co., Ltd.                         5,453
                                                             3,000  Seino Holdings Corp.                                     27,448
                                                            14,000  Tobu Railway Co., Ltd.                                   55,956
                                                            18,000  Tokyu Corp.                                              95,606
                                                                57  West Japan Railway Co.                                  215,749
                                                                                                                      -------------
                                                                                                                          1,353,944
                             ------------------------------------------------------------------------------------------------------
                             Semiconductors &                  800  Advantest Corp. (e)                                      62,114
                             Semiconductor                     800  NEC Electronics Corp. (e)                                26,681
                             Equipment - 0.2%                1,300  Rohm Co., Ltd.                                          112,979
                                                             2,400  Tokyo Electron Ltd. (e)                                 127,687
                                                                                                                      -------------
                                                                                                                            329,461
                             ------------------------------------------------------------------------------------------------------
                             Software - 0.1%                   800  Fuji Soft ABC, Inc.                                      20,963
                                                             1,300  Nintendo Co., Ltd. (e)                                  151,862
                                                               200  Oracle Corp. Japan                                        8,823
                                                                                                                      -------------
                                                                                                                            181,648
                             ------------------------------------------------------------------------------------------------------
                             Specialty Retail - 0.1%         1,200  Aoyama Trading Co., Ltd.                                 33,880
                                                               400  Autobacs Seven Co., Ltd.                                 15,634
                                                             1,200  Shimachu Co., Ltd.                                       30,598
                                                               200  Shimamura Co., Ltd.                                      22,199
                                                               500  Yamada Denki Co., Ltd. (e)                               38,071
                                                                                                                      -------------
                                                                                                                            140,382
                             ------------------------------------------------------------------------------------------------------
                             Textiles, Apparel &             3,000  Gunze Ltd.                                               15,114
                             Luxury Goods - 0.0%             3,000  Nisshinbo Industries, Inc.                               26,046
                                                             2,000  Tokyo Style Co., Ltd.                                    21,211
                                                            14,000  Toyobo Co., Ltd. (e)                                     34,586
                                                                                                                      -------------
                                                                                                                             96,957
                             ------------------------------------------------------------------------------------------------------
                             Tobacco - 0.1%                     18  Japan Tobacco, Inc.                                     284,277
                             ------------------------------------------------------------------------------------------------------
                             Trading Companies &            33,000  Itochu Corp.                                            227,395
                             Distributors - 0.7%            13,000  Marubeni Corp. (e)                                       60,561
                                                            14,000  Mitsubishi Corp.                                        276,690
                                                            17,200  Mitsui & Co., Ltd. (e)                                  215,645
                                                            38,200  Sojitz Corp. (b)(e)                                     218,064
                                                            43,000  Sumitomo Corp.                                          454,509
                                                                                                                      -------------
                                                                                                                          1,452,864
                             ------------------------------------------------------------------------------------------------------
                             Wireless                           84  KDDI Corp.                                              474,325
                             Telecommunication                 344  NTT DoCoMo, Inc.                                        613,093
                             Services - 0.5%                                                                          -------------
                                                                                                                          1,087,418
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan                         43,616,360
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%           Construction                   11,646  Fletcher Building Ltd.                            $      63,957
                             Materials - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    49,562  Telecom Corp. of New Zealand Ltd.                       206,885
                             Telecommunication
                             Services - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Electric                        9,652  Contact Energy Ltd.                                      50,864
                             Utilities - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.0%               10,411  Tower Ltd. (b)                                           16,676
                             ------------------------------------------------------------------------------------------------------
                             Paper & Forest                 15,682  Carter Holt Harvey Ltd.                                  27,402
                             Products - 0.0%                     1  Tenon Ltd.                                                    3
                                                                                                                      -------------
                                                                                                                             27,405
                             ------------------------------------------------------------------------------------------------------
                             Transportation                 19,437  Auckland International Airport Ltd.                      30,729
                             Infrastructure - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in New Zealand                      396,516
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%             Aerospace &                     1,000  Singapore Technologies Engineering Ltd.                   1,503
                             Defense - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Airlines - 0.0%                   542  Singapore Airlines Ltd.                                   3,721
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 0.2%           424  DBS Group Holdings Ltd.                                   3,965
                                                            30,956  Oversea-Chinese Banking Corp.                           114,516
                                                            31,615  United Overseas Bank Ltd.                               263,848
                                                                                                                      -------------
                                                                                                                            382,329
                             ------------------------------------------------------------------------------------------------------
                             Communications                 78,600  Datacraft Asia Ltd.                                      75,849
                             Equipment - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Computers &                        59  Creative Technology Ltd.                                    437
                             Peripherals - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Distributors - 0.0%               217  Jardine Cycle & Carriage Ltd.                             1,426
                             ------------------------------------------------------------------------------------------------------
                             Diversified Financial          15,000  Singapore Exchange Ltd.                                  22,373
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                        38  Singapore Telecommunications Ltd.                            55
                             Telecommunication
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Electronic Equipment &          6,000  Venture Corp. Ltd.                                       51,495
                             Instruments - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Health Care Providers &        15,000  Parkway Holdings Ltd.                                    19,177
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &          46,000  City Developments Ltd.                                  253,211
                             Leisure - 0.1%                  1,501  Overseas Union Enterprise Ltd.                            8,484
                                                                                                                      -------------
                                                                                                                            261,695
                             ------------------------------------------------------------------------------------------------------
                             Industrial                         40  Fraser and Neave Ltd.                                       407
                             Conglomerates - 0.1%           22,000  Haw Par Corp. Ltd.                                       67,712
                                                             1,000  Keppel Corp. Ltd.                                         7,517
                                                            54,560  SembCorp Industries Ltd.                                 96,881
                                                                                                                      -------------
                                                                                                                            172,517
                             ------------------------------------------------------------------------------------------------------
                             Machinery - 0.0%                9,634  SembCorp Marine Ltd.                                     17,050
                             ------------------------------------------------------------------------------------------------------
                             Marine - 0.0%                  10,000  Neptune Orient Lines Ltd.                                18,230
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.1%                   40,250  Singapore Press Holdings Ltd.                           110,065
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.2%             10,696  Allgreen Properties Ltd.                                  8,483
                                                            21,000  Ascendas Real Estate Investment Trust                    27,221
                                                           178,000  CapitaLand Ltd.                                         330,820
                                                            17,000  CapitaMall Trust                                         23,646
                                                             6,069  Keppel Land Ltd.                                         13,291
                                                            12,862  United Overseas Land Ltd.                                17,814
                                                            17,866  Wing Tai Holdings Ltd.                                   15,968
                                                                                                                      -------------
                                                                                                                            437,243
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Road & Rail - 0.0%             10,883  SMRT Corp. Ltd.                                   $       6,699
                             ------------------------------------------------------------------------------------------------------
                             Semiconductors &                  700  Chartered Semiconductor Manufacturing Ltd. (a)(b)         4,774
                             Semiconductor                   1,000  Chartered Semiconductor Manufacturing Ltd. (b)              681
                             Equipment - 0.0%                4,000  STATS ChipPAC Ltd. (b)                                    2,462
                                                                                                                      -------------
                                                                                                                              7,917
                             ------------------------------------------------------------------------------------------------------
                             Transportation                  5,874  SembCorp Logistics Ltd.                                   5,737
                             Infrastructure - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore                      1,595,518
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Pacific Basin/Asia        59,073,866
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 64.7%
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.3%               Commercial Banks - 0.1%           745  Bank Austria Creditanstalt AG                            83,524
                                                             3,012  Erste Bank der Oesterreichischen Sparkassen AG          161,598
                                                                                                                      -------------
                                                                                                                            245,122
                             ------------------------------------------------------------------------------------------------------
                             Construction                    2,804  RHI AG (b)                                               83,738
                             Materials - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                     4,168  Telekom Austria AG                                       83,166
                             Telecommunication
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Electric                           80  Verbund - Oesterreichische
                             Utilities - 0.0%                       Elektrizitaetswirtschafts AG                             28,164
                             ------------------------------------------------------------------------------------------------------
                             Machinery - 0.0%                  181  Andritz AG                                               18,108
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.1%            710  Boehler-Uddeholm AG                                     119,833
                                                               397  Voestalpine AG                                           35,027
                                                                                                                      -------------
                                                                                                                            154,860
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable             256  OMV AG                                                   15,250
                             Fuels - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Austria                          628,408
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.4%               Beverages - 0.1%                5,447  InBev NV                                                216,125
                             ------------------------------------------------------------------------------------------------------
                             Chemicals - 0.2%                  628  Solvay SA                                                73,254
                                                             2,099  Umicore                                                 229,657
                                                                                                                      -------------
                                                                                                                            302,911
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 0.2%         8,611  Dexia                                                   194,452
                                                             2,755  KBC Bancassurance Holding                               223,873
                                                                                                                      -------------
                                                                                                                            418,325
                             ------------------------------------------------------------------------------------------------------
                             Construction &                 30,640  Suez SA (b)                                                 369
                             Engineering - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Distributors - 0.0%                90  D'ieteren SA                                             21,539
                             ------------------------------------------------------------------------------------------------------
                             Diversified Financial          23,261  Fortis                                                  676,715
                             Services - 0.4%                 1,379  Groupe Bruxelles Lambert SA                             135,085
                                                                                                                      -------------
                                                                                                                            811,800
                             ------------------------------------------------------------------------------------------------------
                             Diversified                       683  Belgacom SA                                              23,230
                             Telecommunication
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Electric                        1,237  Electrabel                                              621,908
                             Utilities - 0.3%
                             ------------------------------------------------------------------------------------------------------
                             Electrical                        285  Bekaert SA                                               23,383
                             Equipment - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                  3,519  Delhaize Group                                          208,824
                             Retailing - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Health Care Equipment &           553  Omega Pharma SA                                          31,323
                             Supplies - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Leisure Equipment &                69  AGFA-Gevaert NV                                           1,668
                             Products - 0.0%
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Marine - 0.0%                     302  Compagnie Maritime Belge SA (CMB)                 $      10,534
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.0%            138  Umicore (b)                                                  18
                             ------------------------------------------------------------------------------------------------------
                             Pharmaceuticals - 0.0%            614  UCB SA                                                   32,513
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.0%                 98  Cofinimmo                                                15,502
                             ------------------------------------------------------------------------------------------------------
                             Wireless                          646  Mobistar SA                                              53,273
                             Telecommunication
                             Services - 0.1%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Belgium                        2,793,245
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%               Commercial Banks - 0.1%         6,404  Danske Bank A/S                                         196,578
                             ------------------------------------------------------------------------------------------------------
                             Construction &                    523  FLS Industries A/S Class B                               14,618
                             Engineering - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                     2,797  TDC A/S                                                 150,928
                             Telecommunication
                             Services - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Electrical                     11,441  Vestas Wind Systems A/S (b)                             277,259
                             Equipment - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.1%              980  Danisco A/S                                              66,260
                             ------------------------------------------------------------------------------------------------------
                             Health Care Equipment &         4,873  GN Store Nord                                            64,557
                             Supplies - 0.1%                   688  William Demant Holding (b)                               32,345
                                                                                                                      -------------
                                                                                                                             96,902
                             ------------------------------------------------------------------------------------------------------
                             Household                         224  Bang & Olufsen A/S Class B                               19,361
                             Durables - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.0%                  393  Topdanmark A/S (b)                                       31,365
                             ------------------------------------------------------------------------------------------------------
                             Marine - 0.1%                      18  AP Moller - Maersk A/S                                  184,371
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable             276  D/S Torm A/S                                             15,852
                             Fuels - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Pharmaceuticals - 0.1%          1,108  H Lundbeck A/S                                           28,238
                                                             4,807  Novo-Nordisk A/S B                                      238,420
                                                                                                                      -------------
                                                                                                                            266,658
                             ------------------------------------------------------------------------------------------------------
                             Road & Rail - 0.1%              2,651  DSV A/S                                                 282,673
                             ------------------------------------------------------------------------------------------------------
                             Transportation                    141  Kobenhavns Lufthavne A/S                                 35,377
                             Infrastructure - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Denmark                        1,638,202
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%               Auto Components - 0.0%          2,008  Nokian Renkaat Oyj                                       47,717
                             ------------------------------------------------------------------------------------------------------
                             Communications                 84,751  Nokia Oyj                                             1,424,387
                             Equipment - 0.7%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    12,475  Elisa Corp.                                             216,282
                             Telecommunication               8,264  TeliaSonera AB                                           39,356
                             Services - 0.1%                                                                          -------------
                                                                                                                            255,638
                             ------------------------------------------------------------------------------------------------------
                             Electric                        8,542  Fortum Oyj                                              171,987
                             Utilities - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                  7,593  Kesko Oyj Class B                                       211,285
                             Retailing - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             IT Services - 0.0%                270  Tietoenator Oyj                                           9,098
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.1%                1,187  Pohjola Group Plc Class D                                19,105
                                                             7,798  Sampo Oyj                                               124,102
                                                                                                                      -------------
                                                                                                                            143,207
                             ------------------------------------------------------------------------------------------------------
                             Machinery - 0.2%               10,802  Metso Oyj                                               274,924
                                                             1,101  Wartsila Oyj                                             35,177
                                                                                                                      -------------
                                                                                                                            310,101
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.0%          1,094  Outokumpu Oyj                                            14,641
                                                             2,268  Rautaruukki Oyj                                          51,106
                                                                                                                      -------------
                                                                                                                             65,747
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable           2,504  Neste Oil Oyj (b)                                 $      93,074
                             Fuels - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Paper & Forest                      1  Stora Enso Oyj Class R                                       14
                             Products - 0.1%                 6,820  UPM-Kymmene Oyj                                         136,905
                                                                                                                      -------------
                                                                                                                            136,919
                             ------------------------------------------------------------------------------------------------------
                             Pharmaceuticals - 0.0%          1,803  Orion OYJ Class B                                        40,324
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Finland                        2,909,484
-----------------------------------------------------------------------------------------------------------------------------------
France - 8.9%                Aerospace &                     4,856  European Aeronautic Defense and Space Co.               172,711
                             Defense - 0.2%                  1,893  Zodiac SA                                               112,060
                                                                                                                      -------------
                                                                                                                            284,771
                             ------------------------------------------------------------------------------------------------------
                             Airlines - 0.1%                14,480  Air France-KLM                                          242,838
                             ------------------------------------------------------------------------------------------------------
                             Auto Components - 0.1%          1,774  Compagnie Generale des Etablissements Michelin          104,545
                             ------------------------------------------------------------------------------------------------------
                             Automobiles - 0.2%              1,898  Peugeot SA                                              129,290
                                                             3,738  Renault SA                                              355,129
                                                                                                                      -------------
                                                                                                                            484,419
                             ------------------------------------------------------------------------------------------------------
                             Beverages - 0.1%                1,354  Pernod-Ricard                                           239,806
                             ------------------------------------------------------------------------------------------------------
                             Building Products - 0.1%        4,687  Cie de Saint-Gobain                                     270,451
                             ------------------------------------------------------------------------------------------------------
                             Chemicals - 0.2%                2,108  Air Liquide                                             388,850
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 1.3%        15,293  BNP Paribas                                           1,166,201
                                                             8,319  Credit Agricole SA                                      244,727
                                                             9,277  Societe Generale                                      1,061,996
                                                                                                                      -------------
                                                                                                                          2,472,924
                             ------------------------------------------------------------------------------------------------------
                             Commercial Services &           1,171  Societe BIC SA                                           69,489
                             Supplies - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Communications                  4,621  Alcatel SA (a)(b)                                        62,014
                             Equipment - 0.1%               11,373  Alcatel SA (b)                                          151,927
                                                                                                                      -------------
                                                                                                                            213,941
                             ------------------------------------------------------------------------------------------------------
                             Construction &                  2,187  Vinci SA                                                188,923
                             Engineering - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Construction                    1,076  Imerys SA                                                80,107
                             Materials - 0.2%                3,692  Lafarge SA                                              325,831
                                                                                                                      -------------
                                                                                                                            405,938
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    38,461  France Telecom SA                                     1,107,325
                             Telecommunication
                             Services - 0.6%
                             ------------------------------------------------------------------------------------------------------
                             Electrical                      1,205  Alstom (b)                                               57,386
                             Equipment - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Energy Equipment &              2,749  Technip SA                                              163,197
                             Services - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                 10,654  Carrefour SA                                            491,705
                             Retailing - 0.3%                1,309  Casino Guichard Perrachon SA                             93,113
                                                                                                                      -------------
                                                                                                                            584,818
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.2%            3,940  Groupe Danone                                           425,860
                             ------------------------------------------------------------------------------------------------------
                             Health Care Equipment &         2,943  Cie Generale d'Optique Essilor International SA         244,472
                             Supplies - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &           2,450  Accor SA                                                124,120
                             Leisure - 0.1%                  3,495  Sodexho Alliance SA                                     132,353
                                                                                                                      -------------
                                                                                                                            256,473
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             IT Services - 0.2%              7,566  Cap Gemini SA (b)                                 $     295,368
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.5%               18,922  AXA                                                     521,055
                                                             6,060  AXA (a)                                                 166,832
                                                             5,032  CNP Assurances                                          338,528
                                                            16,626  SCOR                                                     34,077
                                                                                                                      -------------
                                                                                                                          1,060,492
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.4%                    1,394  Lagardere S.C.A.                                         99,244
                                                               405  Societe Television Francaise 1                           10,777
                                                            13,099  Vivendi Universal SA                                    428,932
                                                             5,521  Vivendi Universal SA (a)                                180,702
                                                                                                                      -------------
                                                                                                                            719,655
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.1%          7,061  Arcelor                                                 165,664
                             ------------------------------------------------------------------------------------------------------
                             Multi-Utilities - 0.4%         29,442  Suez SA                                                 853,695
                                                                33  Veolia Environnement                                      1,397
                                                                                                                      -------------
                                                                                                                            855,092
                             ------------------------------------------------------------------------------------------------------
                             Multiline Retail - 0.1%         2,011  Pinault-Printemps-Redoute                               211,664
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable          10,778  Total SA                                              2,951,043
                             Fuels - 1.5%
                             ------------------------------------------------------------------------------------------------------
                             Personal Products - 0.4%        9,393  L'Oreal SA                                              729,873
                             ------------------------------------------------------------------------------------------------------
                             Pharmaceuticals - 0.5%         12,737  Sanofi-Aventis                                        1,055,748
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.2%                459  Klepierre                                                46,208
                                                             2,980  Unibail                                                 434,014
                                                                                                                      -------------
                                                                                                                            480,222
                             ------------------------------------------------------------------------------------------------------
                             Software - 0.0%                    68  Business Objects SA (b)                                   2,341
                                                               725  Dassault Systemes SA                                     37,586
                                                                                                                      -------------
                                                                                                                             39,927
                             ------------------------------------------------------------------------------------------------------
                             Textiles, Apparel &             3,784  LVMH Moet Hennessy Louis Vuitton SA                     312,965
                             Luxury Goods - 0.2%
                             ------------------------------------------------------------------------------------------------------
                             Transportation                  2,394  Autoroutes du Sud de la France                          138,976
                             Infrastructure - 0.2%           4,383  Societe Des Autoroutes Paris-Rhin-Rhone                 295,660
                                                                                                                      -------------
                                                                                                                            434,636
                             ------------------------------------------------------------------------------------------------------
                             Wireless                        5,437  Bouygues                                                253,486
                             Telecommunication
                             Services - 0.1%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                        17,772,261
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.8%               Air Freight &                  11,151  Deutsche Post AG                                        261,624
                             Logistics - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Airlines - 0.0%                     1  Deutsche Lufthansa AG                                        13
                             ------------------------------------------------------------------------------------------------------
                             Auto Components - 0.1%          1,643  Continental AG                                          135,294
                             ------------------------------------------------------------------------------------------------------
                             Automobiles - 0.6%             17,623  DaimlerChrysler AG                                      937,848
                                                             5,084  Volkswagen AG                                           313,831
                                                                                                                      -------------
                                                                                                                          1,251,679
                             ------------------------------------------------------------------------------------------------------
                             Biotechnology - 0.0%                1  Qiagen NV (b)                                                13
                             ------------------------------------------------------------------------------------------------------
                             Capital Markets - 0.4%          8,654  Deutsche Bank AG Registered Shares                      811,948
                                                             1,127  MLP AG                                                   23,629
                                                                                                                      -------------
                                                                                                                            835,577
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Chemicals - 0.8%               14,431  BASF AG                                           $   1,087,418
                                                            10,602  Bayer AG                                                389,731
                                                               629  Linde AG                                                 46,487
                                                                                                                      -------------
                                                                                                                          1,523,636
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 0.3%        12,974  Bayerische Hypo-und Vereinsbank AG (b)                  366,650
                                                             9,408  Commerzbank AG                                          257,480
                                                                                                                      -------------
                                                                                                                            624,130
                             ------------------------------------------------------------------------------------------------------
                             Computers &                       312  Wincor Nixdorf AG                                        30,093
                             Peripherals - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    48,061  Deutsche Telekom AG                                     877,281
                             Telecommunication
                             Services - 0.5%
                             ------------------------------------------------------------------------------------------------------
                             Electric                       11,103  E.ON AG                                               1,023,115
                             Utilities - 0.5%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                  3,799  Metro AG                                                187,653
                             Retailing - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.0%            1,316  Suedzucker AG                                            29,940
                             ------------------------------------------------------------------------------------------------------
                             Health Care Providers &         4,086  Celesio AG                                              358,879
                             Services - 0.2%                   426  Fresenius Medical Care AG                                38,906
                                                                                                                      -------------
                                                                                                                            397,785
                             ------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &           1,689  TUI AG                                                   36,084
                             Leisure - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Industrial                     14,534  Siemens AG                                            1,123,216
                             Conglomerates - 0.6%
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 1.3%                8,400  Allianz AG (b)                                        1,377,534
                                                             6,581  Allianz AG Registered Shares                            891,347
                                                             3,083  Muenchener Rueckversicherungs AG Registered Shares      353,116
                                                                                                                      -------------
                                                                                                                          2,621,997
                             ------------------------------------------------------------------------------------------------------
                             Machinery - 0.0%                1,539  MAN AG                                                   79,192
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.1%          8,572  ThyssenKrupp AG                                         179,516
                             ------------------------------------------------------------------------------------------------------
                             Multi-Utilities - 0.3%         10,432  RWE AG                                                  692,381
                             ------------------------------------------------------------------------------------------------------
                             Pharmaceuticals - 0.2%          2,325  Altana AG                                               130,570
                                                               279  Merck KGaA                                               23,556
                                                             2,190  Schering AG                                             138,883
                                                                                                                      -------------
                                                                                                                            293,009
                             ------------------------------------------------------------------------------------------------------
                             Semiconductors &                7,024  Infineon Technologies AG (b)                             69,272
                             Semiconductor
                             Equipment - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Software - 0.4%                 3,745  SAP AG                                                  649,278
                                                               900  SAP AG (a)                                               38,997
                                                                                                                      -------------
                                                                                                                            688,275
                             ------------------------------------------------------------------------------------------------------
                             Textiles, Apparel &               401  Adidas-Salomon AG                                        69,899
                             Luxury Goods - 0.2%             1,102  Puma AG Rudolf Dassler Sport                            299,963
                                                                                                                      -------------
                                                                                                                            369,862
                             ------------------------------------------------------------------------------------------------------
                             Thrifts & Mortgage              3,987  Hypo Real Estate Holding AG                             202,179
                             Finance - 0.1%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany                       13,532,816
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%                Beverages - 0.1%                4,521  Coca-Cola Hellenic Bottling Co. SA                      131,690

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Commercial Banks - 0.3%         2,895  Alpha Bank AE                                     $      82,023
                                                             3,775  EFG Eurobank Ergasias SA                                116,787
                                                               710  Emporiki Bank of Greece SA                               20,801
                                                             7,277  National Bank of Greece SA                              290,052
                                                             3,486  Piraeus Bank SA                                          73,214
                                                                                                                      -------------
                                                                                                                            582,877
                             ------------------------------------------------------------------------------------------------------
                             Communications                      1  Intracom SA                                                   7
                             Equipment - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Construction &                  1,916  Hellenic Technodomiki Tev SA                             10,118
                             Engineering - 0.0%              1,594  Technical Olympic SA                                     10,801
                                                                                                                      -------------
                                                                                                                             20,919
                             ------------------------------------------------------------------------------------------------------
                             Construction                    1,142  Titan Cement Co. SA                                      38,001
                             Materials - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &             860  Hyatt Regency SA                                         10,597
                             Leisure - 0.0%                  2,223  OPAP SA                                                  69,148
                                                                                                                      -------------
                                                                                                                             79,745
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.0%          7,445  Viohalco, Hellenic Copper and Aluminum Industry SA       51,163
                             ------------------------------------------------------------------------------------------------------
                             Specialty Retail - 0.0%             1  Hellenic Duty Free Shops SA                                  19
                             ------------------------------------------------------------------------------------------------------
                             Wireless                       16,244  Cosmote Mobile Telecommunications SA                    321,186
                             Telecommunication
                             Services - 0.2%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Greece                         1,225,607
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%               Airlines - 0.1%                12,393  Ryanair Holdings Plc (b)                                101,603
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 0.5%        13,333  Allied Irish Banks Plc                                  284,526
                                                            16,476  Bank of Ireland                                         260,222
                                                             7,174  Bank of Ireland                                         113,738
                                                            17,448  Depfa Bank Plc                                          280,832
                                                                                                                      -------------
                                                                                                                            939,318
                             ------------------------------------------------------------------------------------------------------
                             Construction                    8,088  CRH Plc                                                 219,891
                             Materials - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    15,064  Eircom Group Plc                                         35,597
                             Telecommunication
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                  8,301  Fyffes Plc                                               25,421
                             Retailing - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.1%            3,957  Greencore Group Plc                                      17,222
                                                             1,755  Iaws Group Plc (b)                                       25,497
                                                             4,738  Kerry Group Plc                                         111,105
                                                                                                                      -------------
                                                                                                                            153,824
                             ------------------------------------------------------------------------------------------------------
                             Household                     106,764  Waterford Wedgewood                                       8,109
                             Durables - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Industrial                      2,597  DCC Plc                                                  51,663
                             Conglomerates - 0.0%            2,239  DCC Plc                                                  45,081
                                                                                                                      -------------
                                                                                                                             96,744
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.1%                8,423  Irish Life & Permanent Plc                              153,343
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.0%                   13,178  Independent News & Media Plc                             38,608
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Ireland                        1,772,458
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%                 Aerospace &                     5,855  Finmeccanica SpA                                        116,658
                             Defense - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Automobiles - 0.2%             35,096  Fiat SpA (b)(e)                                         314,431

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Capital Markets - 0.1%          5,850  Banca Fideuram SpA                                $      33,608
                                                             9,407  Mediobanca SpA                                          185,661
                                                                                                                      -------------
                                                                                                                            219,269
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 1.1%         2,279  Banca Antonveneta SpA                                    71,961
                                                           120,873  Banca Intesa SpA                                        564,996
                                                            34,456  Banca Intesa SpA (RNC)                                  150,423
                                                            14,298  Banca Monte dei Paschi di Siena SpA                      63,713
                                                            41,036  Banca Nazionale del Lavoro SpA (b)                      132,098
                                                             8,790  Banca Popolare di Milano Scrl                            90,345
                                                             5,721  Banche Popolari Unite Scrl                              116,499
                                                             7,132  Banco Popolare di Verona e Novara Scrl                  134,965
                                                            64,753  Capitalia SpA                                           355,215
                                                            10,547  Sanpaolo IMI SpA                                        164,341
                                                            71,389  UniCredito Italiano SpA                                 403,668
                                                                                                                      -------------
                                                                                                                          2,248,224
                             ------------------------------------------------------------------------------------------------------
                             Construction                    5,819  Italcementi SpA                                          91,344
                             Materials - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Diversified Financial           3,925  FinecoGroup SpA                                          35,752
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                     9,123  Telecom Italia SpA                                       29,764
                             Telecommunication              92,607  Telecom Italia SpA (RNC)                                258,473
                             Services - 0.2%                                                                          -------------
                                                                                                                            288,237
                             ------------------------------------------------------------------------------------------------------
                             Electric                       88,740  Enel SpA (b)                                            766,684
                             Utilities - 0.4%
                             ------------------------------------------------------------------------------------------------------
                             Gas Utilities - 0.0%            7,329  Snam Rete Gas SpA                                        42,900
                             ------------------------------------------------------------------------------------------------------
                             Independent Power              35,579  Edison SpA (b)                                           79,572
                             Producers & Energy
                             Traders - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Industrial                     65,849  Pirelli & C SpA                                          70,062
                             Conglomerates - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.3%                2,052  Alleanza Assicurazioni SpA                               25,405
                                                            16,078  Assicurazioni Generali SpA                              508,647
                                                             4,466  Riunione Adriatica di Sicurta SpA (e)                   101,938
                                                                                                                      -------------
                                                                                                                            635,990
                             ------------------------------------------------------------------------------------------------------
                             Internet Software &             5,985  Telecom Italia Media SpA (b)                              3,933
                             Services - 0.0%                     1  Tiscali SpA (b)                                               3
                                                                                                                      -------------
                                                                                                                              3,936
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.2%                   37,098  Gruppo Editoriale L'Espresso SpA (e)                    210,486
                                                            21,954  Mediaset SpA                                            260,585
                                                                                                                      -------------
                                                                                                                            471,071
                             ------------------------------------------------------------------------------------------------------
                             Multiline Retail - 0.0%        18,782  Rinascente SpA (b)                                       11,322
                                                            18,782  Rozzano                                                       0
                                                                                                                      -------------
                                                                                                                             11,322
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas &                     50,043  ENI SpA                                               1,490,858
                             Consumable Fuels - 0.8%
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Textiles, Apparel &             6,538  Bulgari SpA                                       $      73,757
                             Luxury Goods - 0.1%             5,066  Luxottica Group SpA                                     126,371
                                                                                                                      -------------
                                                                                                                            200,128
                             ------------------------------------------------------------------------------------------------------
                             Transportation                  5,686  Autostrade SpA                                          146,567
                             Infrastructure - 0.1%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                          7,233,005
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.2%           Chemicals - 0.4%               12,611  Akzo Nobel NV                                           551,464
                                                             4,374  DSM NV                                                  172,391
                                                                                                                      -------------
                                                                                                                            723,855
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 0.4%        30,911  ABN AMRO Holding NV                                     742,747
                             ------------------------------------------------------------------------------------------------------
                             Commercial Services &           2,282  Buhrmann NV                                              27,650
                             Supplies - 0.0%                 1,196  Randstad Holdings NV                                     46,056
                                                                                                                      -------------
                                                                                                                             73,706
                             ------------------------------------------------------------------------------------------------------
                             Diversified Financial             866  Euronext NV                                              38,235
                             Services - 0.6%                 1,771  ING Groep NV (a)                                         52,758
                                                            34,343  ING Groep NV CVA                                      1,026,029
                                                                                                                      -------------
                                                                                                                          1,117,022
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    36,979  Royal KPN NV                                            332,594
                             Telecommunication
                             Services - 0.2%
                             ------------------------------------------------------------------------------------------------------
                             Energy Equipment &                664  IHC Caland NV                                            55,558
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                    523  Koninklijke Ahold NV (a)(b)                               3,970
                             Retailing - 0.1%               22,617  Koninklijke Ahold NV (b)                                171,517
                                                                                                                      -------------
                                                                                                                            175,487
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.3%            9,953  Unilever NV                                             709,789
                             ------------------------------------------------------------------------------------------------------
                             Household                      28,361  Koninklijke Philips Electronics NV                      756,015
                             Durables - 0.4%
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.2%               26,799  Aegon NV                                                399,030
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.3%                   12,187  Reed Elsevier NV                                        168,678
                                                             1,688  VNU NV                                                   53,219
                                                            18,512  Wolters Kluwer NV                                       345,497
                                                                                                                      -------------
                                                                                                                            567,394
                             ------------------------------------------------------------------------------------------------------
                             Office                         15,456  OCE NV (e)                                              242,807
                             Electronics - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.2%              4,175  Rodamco Europe NV                                       361,914
                             ------------------------------------------------------------------------------------------------------
                             Trading Companies &            13,061  Hagemeyer NV (b)                                         38,580
                             Distributors - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Netherlands                6,296,498
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%                Airlines - 0.0%                 2,550  SAS AB (b)                                               27,750
                             ------------------------------------------------------------------------------------------------------
                             Chemicals - 0.1%                4,386  Yara International ASA                                   79,494
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 0.0%         6,541  DNB NOR ASA                                              67,673
                             ------------------------------------------------------------------------------------------------------
                             Commercial Services &               1  Tomra Systems ASA                                             7
                             Supplies - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                        61  Telenor ASA                                                 547
                             Telecommunication
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Energy Equipment &              2,997  Smedvig ASA Class A                                      73,727
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.2%            8,499  Orkla ASA                                               323,713
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.0%                4,720  Storebrand ASA                                           46,301
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Media - 0.1%                    3,438  Schibsted ASA (e)                                 $     107,235
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable           2,139  Norsk Hydro ASA                                         240,315
                             Fuels - 0.4%                   21,141  Statoil ASA                                             526,556
                                                                                                                      -------------
                                                                                                                            766,871
                             ------------------------------------------------------------------------------------------------------
                             Paper & Forest                      7  Norske Skogindustrier ASA                                   104
                             Products - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Norway                         1,493,422
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%              Commercial Banks - 0.1%        23,467  Banco BPI SA                                            104,684
                                                            91,319  Banco Comercial Portugues SA Registered Shares          254,328
                                                                                                                      -------------
                                                                                                                            359,012
                             ------------------------------------------------------------------------------------------------------
                             Electric                       36,281  Energias de Portugal SA                                 101,482
                             Utilities - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                    757  Jeronimo Martins                                         10,952
                             Retailing - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Industrial                    108,621  Sonae SGPS SA                                           185,961
                             Conglomerates - 0.1%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Portugal                         657,407
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.8%                 Airlines - 0.0%                11,595  Iberia Lineas Aereas de Espana                           29,637
                             ------------------------------------------------------------------------------------------------------
                             Biotechnology - 0.0%              677  Puleva Biotech SA (b)                                     2,114
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 1.4%        51,763  Banco Bilbao Vizcaya Argentaria SA                      910,532
                                                             9,400  Banco Bilbao Vizcaya Argentaria SA (a)                  164,876
                                                            12,615  Banco Popular Espanol SA                                154,222
                                                           108,683  Banco Santander Central Hispano SA                    1,432,195
                                                                                                                      -------------
                                                                                                                          2,661,825
                             ------------------------------------------------------------------------------------------------------
                             Construction &                  7,382  ACS Actividades de Construccion y Servicios, SA         215,827
                             Engineering - 0.2%                696  Acciona SA                                               79,927
                                                             1,021  Fomento de Construcciones y Contratas SA                 61,044
                                                             1,430  Grupo Ferrovial SA                                      119,392
                                                                                                                      -------------
                                                                                                                            476,190
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    46,916  Telefonica SA                                           770,404
                             Telecommunication              11,669  Telefonica SA (a)                                       575,515
                             Services - 0.7%                                                                          -------------
                                                                                                                          1,345,919
                             ------------------------------------------------------------------------------------------------------
                             Electric                       25,847  Endesa SA                                               693,986
                             Utilities - 0.6%               12,854  Iberdrola SA                                            360,314
                                                             1,863  Union Fenosa SA                                          61,723
                                                                                                                      -------------
                                                                                                                          1,116,023
                             ------------------------------------------------------------------------------------------------------
                             Electrical                     15,673  Gamesa Corp. Tecnologica SA                             241,492
                             Equipment - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Gas Utilities - 0.1%            5,986  Gas Natural SDG SA                                      174,652
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.2%               16,522  Corporacion Mapfre SA                                   284,453
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.0%                      139  Sogecable SA (b)                                          5,443
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable          20,467  Repsol YPF SA                                           665,264
                             Fuels - 0.3%
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.0%                613  Inmobiliaria Colonial SA                                 37,323
                             ------------------------------------------------------------------------------------------------------
                             Specialty Retail - 0.1%         6,728  Inditex SA                                              198,085
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Tobacco - 0.0%                    467  Altadis SA                                        $      20,984
                             ------------------------------------------------------------------------------------------------------
                             Transportation                  6,834  Abertis Infraestructuras SA                             199,393
                             Infrastructure - 0.1%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain                          7,458,797
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.3%                Airlines - 0.0%                   709  SAS AB (b)                                                7,789
                                                               885  SAS AB (b)(e)                                             9,446
                                                                                                                      -------------
                                                                                                                             17,235
                             ------------------------------------------------------------------------------------------------------
                             Building Products - 0.0%        3,716  Assa Abloy AB B                                          52,642
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 0.4%        33,386  Nordea Bank AB                                          334,743
                                                             6,540  Skandinaviska Enskilda Banken AB Class A                120,147
                                                            12,755  Svenska Handelsbanken Class A                           296,204
                                                                                                                      -------------
                                                                                                                            751,094
                             ------------------------------------------------------------------------------------------------------
                             Commercial Services &           1,883  Securitas AB                                             29,233
                             Supplies - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Communications                285,670  Telefonaktiebolaget LM Ericsson                       1,045,916
                             Equipment - 0.5%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                    10,569  Tele2 AB (e)                                            108,021
                             Telecommunication
                             Services - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                    590  Axfood AB                                                14,655
                             Retailing - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Health Care Equipment &         4,970  Getinge AB Class B                                       68,800
                             Supplies - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Health Care Providers &         1,506  Capio AB                                                 29,810
                             Services - 0.1%                 7,584  Gambro AB Class A                                       115,287
                                                             5,968  Gambro AB Class B                                        90,336
                                                                                                                      -------------
                                                                                                                            235,433
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.1%               28,135  Skandia Forsakrings AB                                  147,053
                             ------------------------------------------------------------------------------------------------------
                             Machinery - 0.7%                4,792  Alfa Laval AB                                            87,414
                                                            21,737  Atlas Copco AB Class A                                  421,829
                                                             5,157  Atlas Copco AB Class B                                   89,402
                                                             1,652  SKF AB Class B                                           21,586
                                                            10,234  Sandvik AB                                              510,406
                                                             2,398  Scania AB Class B                                        86,867
                                                             1,540  Trelleborg AB Class B                                    25,801
                                                             2,449  Volvo AB Class A                                        103,605
                                                             2,403  Volvo AB Class B                                        104,924
                                                                                                                      -------------
                                                                                                                          1,451,834
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.1%                    3,046  Eniro AB                                                 35,664
                                                             1,357  Modern Times Group AB Class B (b)                        51,264
                                                                                                                      -------------
                                                                                                                             86,928
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 0.0%          1,003  Ssab Svenskt Stal AB Series A                            30,429
                                                               472  Ssab Svenskt Stal AB Series B                            13,587
                                                                                                                      -------------
                                                                                                                             44,016
                             ------------------------------------------------------------------------------------------------------
                             Paper & Forest                  1,635  Svenska Cellulosa AB Class B                             57,429
                             Products - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.1%              1,091  Castellum AB                                             40,368
                                                             2,185  Wihlborgs Fastigheter AB                                 39,010
                                                                                                                      -------------
                                                                                                                             79,378
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Software - 0.0%                 4,855  Telelogic AB (b)                                  $      11,180
                             ------------------------------------------------------------------------------------------------------
                             Specialty Retail - 0.2%         8,505  Hennes & Mauritz AB B Shares                            304,239
                             ------------------------------------------------------------------------------------------------------
                             Tobacco - 0.0%                  6,244  Swedish Match AB                                         74,722
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Sweden                         4,579,808
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 5.9%           Auto Components - 0.0%             87  Rieter Holding AG                                        25,558
                             ------------------------------------------------------------------------------------------------------
                             Capital Markets - 0.9%         21,999  Credit Suisse Group                                     977,733
                                                             8,250  UBS AG Registered Shares                                703,898
                                                                                                                      -------------
                                                                                                                          1,681,631
                             ------------------------------------------------------------------------------------------------------
                             Chemicals - 0.3%                2,520  Ciba Specialty Chemicals AG Registered Shares           149,236
                                                                 1  Clariant AG                                                  14
                                                               181  Givaudan                                                116,385
                                                             2,038  Lonza Group AG Registered Shares                        120,770
                                                             1,691  Syngenta AG                                             177,724
                                                                                                                      -------------
                                                                                                                            564,129
                             ------------------------------------------------------------------------------------------------------
                             Commercial Services &               3  Adecco SA Registered Shares                                 138
                             Supplies - 0.0%                   108  SGS SA                                                   83,644
                                                                                                                      -------------
                                                                                                                             83,782
                             ------------------------------------------------------------------------------------------------------
                             Computers &                     1,624  Logitech International SA (b)                            65,943
                             Peripherals - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Construction                    4,808  Holcim Ltd.                                             320,533
                             Materials - 0.2%
                             ------------------------------------------------------------------------------------------------------
                             Diversified                       302  Swisscom AG                                              99,086
                             Telecommunication
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Electrical                     18,417  ABB Ltd. (b)                                            135,137
                             Equipment - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 1.2%            7,795  Nestle SA Registered Shares                           2,291,491
                             ------------------------------------------------------------------------------------------------------
                             Health Care Equipment &         1,560  Nobel Biocare Holding AG                                369,052
                             Supplies - 0.2%                   833  Phonak Holding AG Registered Shares                      35,827
                                                               154  Straumann Holding AG Registered Shares                   41,419
                                                                                                                      -------------
                                                                                                                            446,298
                             ------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &             503  Kuoni Reisen Holding AG Registered Shares               202,487
                             Leisure - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Insurance - 0.5%                6,449  Swiss Reinsurance Registered Shares                     425,181
                                                             2,964  Zurich Financial Services AG                            506,932
                                                                                                                      -------------
                                                                                                                            932,113
                             ------------------------------------------------------------------------------------------------------
                             Machinery - 0.0%                  123  SIG Holding AG Registered Shares                         31,460
                                                                93  Sulzer AG                                                47,321
                                                                                                                      -------------
                                                                                                                             78,781
                             ------------------------------------------------------------------------------------------------------
                             Pharmaceuticals - 1.9%         46,940  Novartis AG Registered Shares                         2,390,235
                                                             9,666  Roche Holding AG                                      1,348,029
                                                                                                                      -------------
                                                                                                                          3,738,264
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.0%                735  PSP Swiss Property AG                                    37,056
                             ------------------------------------------------------------------------------------------------------
                             Semiconductors &                1,877  Micronas Semiconductor Holding AG Registered
                             Semiconductor                          Shares (b)                                               80,510
                             Equipment - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Specialty Retail - 0.1%         1,548  Valora Holding AG                                       289,368
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Textiles, Apparel &            16,905  Compagnie Financiere Richemont AG                 $     672,004
                             Luxury Goods - 0.4%               218  The Swatch Group Ltd. Bearer Shares                      30,149
                                                                                                                      -------------
                                                                                                                            702,153
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland                   11,774,320
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 23.5%       Aerospace &                    97,033  BAE Systems Plc                                         589,655
                             Defense - 0.5%                  8,551  Meggitt Plc                                              49,051
                                                            58,948  Rolls-Royce Group Plc                                   389,504
                                                                                                                      -------------
                                                                                                                          1,028,210
                             ------------------------------------------------------------------------------------------------------
                             Air Freight &                  19,331  Exel  Plc                                               419,615
                             Logistics - 0.2%
                             ------------------------------------------------------------------------------------------------------
                             Airlines - 0.0%                13,153  British Airways Plc (b)                                  68,120
                             ------------------------------------------------------------------------------------------------------
                             Auto Components - 0.0%         14,713  GKN Plc                                                  76,720
                             ------------------------------------------------------------------------------------------------------
                             Beverages - 0.6%               75,910  Diageo Plc                                            1,094,481
                                                            14,165  Scottish & Newcastle Plc                                116,212
                                                                                                                      -------------
                                                                                                                          1,210,693
                             ------------------------------------------------------------------------------------------------------
                             Building Products - 0.1%        9,418  BPB Plc                                                 122,628
                                                            20,694  Pilkington Plc                                           50,887
                                                                                                                      -------------
                                                                                                                            173,515
                             ------------------------------------------------------------------------------------------------------
                             Capital Markets - 0.2%          5,699  3i Group Plc                                             79,044
                                                            13,981  Amvescap Plc                                             91,020
                                                            13,560  ICAP Plc                                                 87,800
                                                             5,467  Man Group Plc                                           160,163
                                                             3,936  Schroders Plc                                            64,340
                                                                                                                      -------------
                                                                                                                            482,367
                             ------------------------------------------------------------------------------------------------------
                             Chemicals - 0.2%                9,412  BOC Group Plc                                           191,983
                                                            30,386  Imperial Chemical Industries Plc                        160,864
                                                                                                                      -------------
                                                                                                                            352,847
                             ------------------------------------------------------------------------------------------------------
                             Commercial Banks - 3.6%        62,821  Barclays Plc                                            636,812
                                                            78,176  HBOS Plc                                              1,180,399
                                                           229,639  HSBC Holdings Plc                                     3,725,347
                                                            61,262  Lloyds TSB Group Plc                                    506,127
                                                            40,699  Royal Bank of Scotland Group Plc                      1,158,488
                                                                                                                      -------------
                                                                                                                          7,207,173
                             ------------------------------------------------------------------------------------------------------
                             Commercial Services &           5,957  Aggreko Plc                                              24,660
                             Supplies - 0.3%                27,183  Brambles Industries Plc                                 167,471
                                                             3,587  Capita Group Plc                                         23,908
                                                             3,904  Davis Service Group Plc                                  33,048
                                                             5,578  De La Rue Plc                                            37,893
                                                            41,255  Group 4 Securicor Plc                                   110,388
                                                            10,952  Rentokil Initial Plc                                     32,017
                                                            25,997  Serco Group Plc                                         117,968
                                                                                                                      -------------
                                                                                                                            547,353
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Construction &                  8,444  Balfour Beatty Plc                                $      48,923
                             Engineering - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Construction                   13,765  Hanson Plc                                              143,309
                             Materials - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Distributors - 0.1%             3,921  Grafton Group Plc                                        39,899
                                                             1,512  Inchcape Plc                                             58,553
                                                                                                                      -------------
                                                                                                                             98,452
                             ------------------------------------------------------------------------------------------------------
                             Diversified                   163,103  BT Group Plc                                            641,291
                             Telecommunication
                             Services - 0.3%
                             ------------------------------------------------------------------------------------------------------
                             Electric                       16,169  Scottish & Southern Energy Plc                          294,341
                             Utilities - 0.3%               26,372  Scottish Power Plc                                      266,631
                                                             2,200  Scottish Power Plc (a)                                   88,528
                                                                                                                      -------------
                                                                                                                            649,500
                             ------------------------------------------------------------------------------------------------------
                             Electronic Equipment &          1,073  Electrocomponents Plc                                     4,617
                             Instruments - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Food & Staples                 33,841  J Sainsbury Plc                                         167,331
                             Retailing - 0.5%              146,560  Tesco Plc                                               802,468
                                                                                                                      -------------
                                                                                                                            969,799
                             ------------------------------------------------------------------------------------------------------
                             Food Products - 0.5%           39,060  Cadbury Schweppes Plc                                   395,257
                                                             9,353  Tate & Lyle Plc                                          75,162
                                                            51,960  Unilever Plc                                            544,180
                                                                                                                      -------------
                                                                                                                          1,014,599
                             ------------------------------------------------------------------------------------------------------
                             Health Care Equipment &        17,664  Smith & Nephew Plc                                      148,747
                             Supplies - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Health Care Providers &         9,736  Alliance Unichem Plc                                    149,245
                             Services - 0.2%                27,360  iSOFT Group Plc                                         209,099
                                                                                                                      -------------
                                                                                                                            358,344
                             ------------------------------------------------------------------------------------------------------
                             Hotels, Restaurants &           3,165  Carnival Plc                                            164,112
                             Leisure - 0.5%                100,707  Compass Group Plc                                       367,456
                                                             6,580  Enterprise Inns Plc                                      98,073
                                                             8,924  First Choice Holidays Plc                                33,430
                                                            29,888  Hilton Group Plc                                        166,291
                                                            12,646  Mitchells & Butlers Plc                                  81,714
                                                             5,008  Punch Taverns Plc                                        70,877
                                                             4,917  Whitbread Plc                                            82,594
                                                                                                                      -------------
                                                                                                                      -------------
                                                                                                                          1,064,547
                             ------------------------------------------------------------------------------------------------------
                             Household                       4,806  Barratt Developments  Plc                                64,235
                             Durables - 0.2%                 2,251  Bellway Plc                                              34,865
                                                             2,175  Berkeley Group Holdings Plc                              33,437
                                                             5,509  Persimmon Plc                                            83,620
                                                            11,755  Taylor Woodrow Plc                                       67,430
                                                                                                                      -------------
                                                                                                                            283,587
                             ------------------------------------------------------------------------------------------------------
                             Household                      11,471  Reckitt Benckiser Plc                                   350,466
                             Products - 0.2%
                             ------------------------------------------------------------------------------------------------------
                             Industrial                     27,871  Smiths Group Plc                                        472,849
                             Conglomerates - 0.2%
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Insurance - 0.6%               44,548  Aviva Plc                                         $     490,591
                                                             3,950  Britannic Group Plc                                      43,116
                                                            89,488  Legal & General Group Plc                               179,685
                                                            38,082  Prudential Plc                                          346,623
                                                            54,931  Royal & Sun Alliance Insurance Group                     94,263
                                                                                                                      -------------
                                                                                                                          1,154,278
                             ------------------------------------------------------------------------------------------------------
                             Internet & Catalog             14,234  GUS Plc                                                 215,175
                             Retail - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Internet Software &               334  Iona Technologies Plc (b)                                   982
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Machinery - 0.0%                    1  FKI Plc                                                       2
                                                             7,102  IMI Plc                                                  53,900
                                                                                                                      -------------
                                                                                                                             53,902
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.8%                  124,277  Aegis Group Plc                                         307,801
                                                            15,612  British Sky Broadcasting Plc                            154,805
                                                            77,172  ITV Plc                                                 154,273
                                                            16,813  Pearson Plc                                             196,012
                                                            52,641  Reuters Group Plc                                       348,528
                                                            22,233  WPP Group Plc                                           226,948
                                                            13,267  Yell Group Plc                                          112,248
                                                                                                                      -------------
                                                                                                                          1,500,615
                             ------------------------------------------------------------------------------------------------------
                             Metals & Mining - 1.7%         36,391  Anglo American Plc                                    1,088,009
                                                            65,827  BHP Billiton Plc                                      1,066,722
                                                            28,570  Rio Tinto Plc Registered Shares                       1,171,589
                                                                                                                      -------------
                                                                                                                          3,326,320
                             ------------------------------------------------------------------------------------------------------
                             Multi-Utilities - 0.5%         69,807  Centrica Plc                                            303,799
                                                            44,407  National Grid Plc                                       417,548
                                                            15,688  United Utilities Plc                                    181,786
                                                                                                                      -------------
                                                                                                                            903,133
                             ------------------------------------------------------------------------------------------------------
                             Multiline Retail - 0.2%        42,837  Marks & Spencer Group Plc                               283,996
                             ------------------------------------------------------------------------------------------------------
                             Oil, Gas & Consumable          58,721  BG Group Plc                                            558,891
                             Fuels - 5.1%                  390,736  BP Plc                                                4,655,569
                                                             1,266  BP Plc (a)                                               89,696
                                                           129,967  Royal Dutch Shell Plc                                 4,311,080
                                                            17,112  Royal Dutch Shell Plc Class B                           592,741
                                                                                                                      -------------
                                                                                                                         10,207,977
                             ------------------------------------------------------------------------------------------------------
                             Pharmaceuticals - 2.3%         36,008  AstraZeneca Plc                                       1,678,539
                                                           110,032  GlaxoSmithKline Plc                                   2,806,959
                                                                                                                      -------------
                                                                                                                          4,485,498
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.4%              9,771  British Land Co. Plc                                    162,573
                                                             3,753  Great Portland Estates Plc                               25,778
                                                             5,225  Hammerson Plc                                            86,104

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            19,763  Land Securities Group Plc                         $     517,098
                                                             8,399  Slough Estates Plc                                       79,122
                                                                                                                      -------------
                                                                                                                            870,675
                             ------------------------------------------------------------------------------------------------------
                             Road & Rail - 0.0%              3,910  Arriva Plc                                               40,638
                                                             7,930  Firstgroup Plc                                           46,296
                                                                                                                      -------------
                                                                                                                             86,934
                             ------------------------------------------------------------------------------------------------------
                             Software - 0.0%                24,166  Sage Group Plc                                           98,543
                             ------------------------------------------------------------------------------------------------------
                             Specialty Retail - 0.2%        24,995  HMV Group Plc                                            91,201
                                                            61,116  Kingfisher Plc                                          233,540
                                                                 1  MFI Furniture Plc                                             2
                                                                 1  Signet Group Plc                                              2
                                                             3,648  Travis Perkins Plc                                       91,513
                                                                                                                      -------------
                                                                                                                            416,258
                             ------------------------------------------------------------------------------------------------------
                             Tobacco - 0.6%                 44,248  British American Tobacco Plc                            932,303
                                                            12,563  Gallaher Group Plc                                      195,582
                                                                                                                      -------------
                                                                                                                          1,127,885
                             ------------------------------------------------------------------------------------------------------
                             Trading Companies &            11,118  Wolseley Plc                                            235,829
                             Distributors - 0.1%
                             ------------------------------------------------------------------------------------------------------
                             Transportation                  6,204  Associated British Ports Holdings Plc                    57,649
                             Infrastructure - 0.2%          20,175  BAA Plc                                                 222,715
                                                            14,537  BBA Group Plc                                            76,316
                                                             2,453  The Peninsular and Oriental Steam Navigation Co.         14,494
                                                                                                                      -------------
                                                                                                                            371,174
                             ------------------------------------------------------------------------------------------------------
                             Water Utilities - 0.1%          7,525  Kelda Group Plc                                          93,520
                                                             6,513  Severn Trent Plc                                        114,184
                                                                                                                      -------------
                                                                                                                            207,704
                             ------------------------------------------------------------------------------------------------------
                             Wireless                    1,288,392  Vodafone Group Plc                                    3,361,954
                             Telecommunication                 219  Vodafone Group Plc (a)                                    5,687
                             Services - 1.7%                                                                          -------------
                                                                                                                          3,367,641
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom            46,730,162
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Western Europe               128,495,900
-----------------------------------------------------------------------------------------------------------------------------------
North America - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
United States - 0.6%         Capital Markets - 0.6%         13,972  UBS AG Registered Shares                              1,194,606
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in North America                  1,194,606
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks (Cost - $137,009,355) - 95.3%   189,284,336
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 0.2%             Commercial Banks - 0.2%         9,400  National Australia Bank Ltd., 7.875% (d)                385,400
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks in the Pacific Basin/Asia        385,400
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.3%               Automobiles - 0.2%                197  Porsche AG, .79%                                        151,949
                                                             4,288  Volkswagen AG, 4.35%                                    196,350
                                                                                                                      -------------
                                                                                                                            348,299
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                           Shares
Country                      Industry                       Held    Preferred Stocks                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             Chemicals - 0.1%                1,948  Henkel KGaA, 1.75%                                $     177,719
                             ------------------------------------------------------------------------------------------------------
                             Health Care Providers &         1,030  Fresenius Medical Care AG, 2.30%                         81,339
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                             Media - 0.0%                    2,629  ProSieben SAT.1 Media AG, 2.24%                          45,580
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks in Western Europe                652,937
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Preferred Stocks (Cost - $798,349) - 0.5%       1,038,337
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Warrants (c)
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%             Chemicals - 0.0%                5,600  Kingboard Chemicals Holdings (expires 12/31/2006)         2,021
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Warrants in the Pacific Basin/Asia                  2,021
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe -  0.0%
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%                Food & Staples                    383  Casino Guichard Perrachon SA (expires 12/15/2005)             5
                             Retailing - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Warrants in Western Europe                              5
                             ------------------------------------------------------------------------------------------------------
                                                                    Total  Warrants (Cost - $2,309) - 0.0%                    2,026
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Rights
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.0%               Diversified                     6,276  Eircom Group Plc (g)                                      4,464
                             Telecommunication
                             Services - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Rights in Ireland                                   4,464
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.0%                Paper & Forest                      7  Norske Skogindustrier ASA (h)                                12
                             Products - 0.0%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Rights in Norway                                       12
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Rights (Cost - $10,125) - 0.0%                      4,476
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Face
                                                           Amount   Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.5%                 Air Freight &         JPY $ 7,000,000  Yamato Transport Yamtra Series 7, 1.20%
                             Logistics - 0.1%                       due 9/30/2009 (d)                                        96,012
                             ------------------------------------------------------------------------------------------------------
                             Commercial                  5,000,000  The Bank of Fukuoka Ltd. Series 2, 1.10%
                             Banks - 0.0%                           due 9/28/2007 (d)                                        80,392
                             ------------------------------------------------------------------------------------------------------
                             Gas Utilities - 0.1%       11,000,000  Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                    due 3/31/2009 (d)                                       134,397
                             ------------------------------------------------------------------------------------------------------
                             Real Estate - 0.1%         15,000,000  Mitsubishi Estate Co. Ltd., 0.673%
                                                                    due 9/30/2006 (d)(f)                                    174,139
                             ------------------------------------------------------------------------------------------------------
                             Trading Companies &        15,000,000  Mitsubishi Corp., 0%
                             Distributors - 0.2%                    due 9/17/2011 (d)(f)                                    249,709
                                                        13,000,000  Mitsui & Co. Ltd. Series 6, 1.05%
                                                                    due 9/30/2009 (d)                                       186,210
                                                                                                                      -------------
                                                                                                                            435,919
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in the Pacific
                                                                    Basin/Asia                                              920,859
-----------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.1%               Oil, Gas & Consumable EUR     101,790  OMV AG, 1.50% due 12/01/2008 (d)                        201,098
                             Fuels - 0.1%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Austria                201,098
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
France - 0.2%                Communications                250,790  Alcatel SA, 4.75% due 1/01/2011 (d)                     332,345
                             Equipment - 0.2%
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in France                 332,345
                             ------------------------------------------------------------------------------------------------------

Master Enhanced International
Schedule of Investments as ofber 30, 2005                     (in U .S. dollars)

                                                            Face
Country                      Industry                      Amount   Fixed Income Securities                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.1%           Electrical            CHF     250,000  ABB International Finance Ltd., 3.50%
                             Equipment - 0.1%                       due 9/10/2010 (d)                                 $     234,148
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Switzerland            234,148
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities in Western Europe         767,591
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Fixed Income Securities
                                                                    (Cost - $1,510,832) - 0.9%                            1,688,450
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Beneficial
                                                          Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                   USD   1,095,241  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                    Series I **                                           1,095,241
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $1,095,241) - 0.5%                            1,095,241
                             ------------------------------------------------------------------------------------------------------
                                                                    Total Investments (Cost - $140,426,211*) - 97.2%    193,112,866

                                                                    Other Assets Less Liabilities - 2.8%                  5,494,982
                                                                                                                      -------------
                                                                    Net Assets - 100.0%                               $ 198,607,848
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 169,868,677
                                                                  =============
      Gross unrealized appreciation                               $  25,324,376
      Gross unrealized depreciation                                  (2,080,187)
                                                                  -------------
      Net unrealized appreciation                                 $  23,244,189
                                                                  =============

** Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
      Affiliate                                                   Net Activity           Interest Income
      --------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I     $ (2,761,538)           $       41,408
      --------------------------------------------------------------------------------------------------

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   Convertible security.
(e)   Security, or a portion of security, is on loan.
(f) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(g)   The rights may be exercised until 10/10/2005.
(h)   The rights may be exercised until 10/13/2005.

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Master Enhanced International Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------------------------
      Number of                                          Expiration
      Contracts         Issue              Exchange         Date        Face Value
      --------------------------------------------------------------------------------------------
      2          Cac40 10 Euro Future      Matif (Par)  October 2005   $   107,953      $    2,991
      19         DJ Euro Stoxx 50          Eurex        December 2005  $   767,450          19,645
      1          Dax Index 25 Euro Future  DTB          December 2005  $   148,641           4,069
      23         FTSE 100 Index Future     LIFFE        December 2005  $ 2,191,275          40,326
      3          Hang Seng Index Future    Hong Kong    October 2005   $   293,466           5,074
      10         OMX Stock Index Future    Tokyo        October 2005   $   112,543           3,505
      1          SPI 200 Index Future      Sydney       December 2005  $    85,804           2,722
      17         TOPIX  Index Future       Tokyo        December 2005  $ 1,947,462         165,164
      --------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                               $  243,496
                                                                                        ==========

      Forward foreign exchange contracts as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency            Settlement                          Unrealized
      Purchased                   Date                              Depreciation
      --------------------------------------------------------------------------
      EUR      750,000            October 2005                        $ (24,513)
      JPY      56,000,000         October 2005                          (10,640)
      SEK      360,000            October 2005                           (1,510)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $1,482,816)                   $ (36,663)
                                                                      =========

      --------------------------------------------------------------------------
      Foreign Currency            Settlement                          Unrealized
      Sold                        Date                              Appreciation
      --------------------------------------------------------------------------
      JPY      11,000,000         October 2005                        $    2,356
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $99,483)                      $    2,356
                                                                      ==========

      Currency Denominations
      CHF      Swiss Franc
      EUR      Euro
      JPY      Japanese Yen
      SEK      Swedish Kronia
      USD      U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: November 17, 2005